SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - Share options [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, outstanding, beginning | shares		0.44
Weighted average exercise price, beginning | $ / shares		$ 2,431,400
Granted during the period | shares		0.40
Weighted average exercise price, granted | $ / shares		$ 1,154,100
Cancelled during the period | shares		(0.84)
Weighted average exercise price, cancelled | $ / shares		$ 1,823,000
Number of options, outstanding, ending | shares
Weighted average exercise price, outstanding, ending | $ / shares
Number of options, exercisable, ending | shares
Weighted average exercise price, exercisable, ending | $ / shares